Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

June 30, 2020

F35-QTLY-0820
1.818371.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $26,462,834)	26,470,000	26,463,405
	Shares	Value

Domestic Equity Funds - 47.1%
Fidelity Series All-Sector Equity Fund (b)	42,711,700	$413,022,142
Fidelity Series Blue Chip Growth Fund (b)	44,871,067	804,538,231
Fidelity Series Commodity Strategy Fund (b)	148,341,770	569,632,398
Fidelity Series Growth Company Fund (b)	76,767,079	1,705,764,498
Fidelity Series Intrinsic Opportunities Fund (b)	111,796,336	1,675,827,073
Fidelity Series Large Cap Stock Fund (b)	104,521,636	1,470,619,422
Fidelity Series Large Cap Value Index Fund (b)	40,521,114	445,327,038
Fidelity Series Opportunistic Insights Fund (b)	44,969,570	866,113,922
Fidelity Series Small Cap Discovery Fund (b)	18,737,597	184,565,333
Fidelity Series Small Cap Opportunities Fund (b)	48,517,465	593,368,594
Fidelity Series Stock Selector Large Cap Value Fund (b)	108,456,498	1,127,947,578
Fidelity Series Value Discovery Fund (b)	73,098,743	855,255,293
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,811,867,282)		10,711,981,522

International Equity Funds - 37.3%
Fidelity Series Canada Fund (b)	49,396,140	471,239,177
Fidelity Series Emerging Markets Fund (b)	37,524,008	320,830,268
Fidelity Series Emerging Markets Opportunities Fund (b)	151,176,330	2,898,050,234
Fidelity Series International Growth Fund (b)	85,073,035	1,458,151,818
Fidelity Series International Small Cap Fund (b)	26,356,828	421,182,119
Fidelity Series International Value Fund (b)	173,414,436	1,458,415,408
Fidelity Series Overseas Fund (b)	140,773,052	1,452,777,901
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,675,529,792)		8,480,646,925

Bond Funds - 14.4%
Fidelity Series Emerging Markets Debt Fund (b)	15,216,642	136,493,278
Fidelity Series Floating Rate High Income Fund (b)	3,000,134	25,861,159
Fidelity Series High Income Fund (b)	17,976,193	158,729,780
Fidelity Series Inflation-Protected Bond Index Fund (b)	43,253,125	451,995,154
Fidelity Series International Credit Fund (b)	1,117,078	11,438,877
Fidelity Series Investment Grade Bond Fund (b)	155,591,644	1,887,326,643
Fidelity Series Long-Term Treasury Bond Index Fund (b)	49,929,847	518,771,113
Fidelity Series Real Estate Income Fund (b)	9,477,461	91,552,270
TOTAL BOND FUNDS
(Cost $3,113,033,285)		3,282,168,274

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	49,898,689	49,908,669
Fidelity Series Government Money Market Fund 0.25% (b)(d)	172,387,573	172,387,573
Fidelity Series Short-Term Credit Fund (b)	3,950,422	40,373,314
TOTAL SHORT-TERM FUNDS
(Cost $261,375,528)		262,669,556
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,888,268,721)		22,763,929,682
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,139,332)
NET ASSETS - 100%		$22,760,790,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	379	Sept. 2020	$33,700,680	$337,427	$337,427
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	91	Sept. 2020	4,484,935	(3,435)	(3,435)

TOTAL PURCHASED					333,992

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	583	Sept. 2020	90,079,330	(2,653,119)	(2,653,119)
TOTAL FUTURES CONTRACTS					$(2,319,127)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,291,914.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,817
Total	$23,817

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$349,648,749	$1,473,615	$18,396,963	$--	$(4,313,682)	$84,610,423	$413,022,142
Fidelity Series Blue Chip Growth Fund	633,808,007	2,655,488	67,643,045	--	22,374,255	213,343,526	804,538,231
Fidelity Series Canada Fund	346,122,519	76,517,475	6,957,557	--	(1,418,790)	56,975,530	471,239,177
Fidelity Series Commodity Strategy Fund	644,799,085	17,177,443	118,972,409	--	(43,398,722)	70,027,001	569,632,398
Fidelity Series Emerging Markets Debt Fund	123,242,762	2,406,007	3,016,167	1,853,388	(46,141)	13,906,817	136,493,278
Fidelity Series Emerging Markets Fund	212,833,728	64,033,885	4,037,393	--	(12,761)	48,012,809	320,830,268
Fidelity Series Emerging Markets Opportunities Fund	2,000,663,934	450,551,507	50,517,316	--	3,274,295	494,077,814	2,898,050,234
Fidelity Series Floating Rate High Income Fund	24,399,593	435,946	729,718	302,247	(18,018)	1,773,356	25,861,159
Fidelity Series Government Money Market Fund 0.25%	578,212,175	88,973,056	494,797,658	372,872	--	--	172,387,573
Fidelity Series Growth Company Fund	1,320,805,016	5,538,737	143,708,374	--	56,338,172	466,790,947	1,705,764,498
Fidelity Series High Income Fund	148,793,218	2,932,910	3,648,592	2,264,417	(87,797)	10,740,041	158,729,780
Fidelity Series Inflation-Protected Bond Index Fund	408,458,648	66,993,917	38,213,698	229,417	229,535	14,526,752	451,995,154
Fidelity Series International Credit Fund	10,600,125	78,725	--	78,725	--	694,996	11,438,877
Fidelity Series International Growth Fund	1,518,337,992	6,006,778	322,332,269	--	56,793,632	199,345,685	1,458,151,818
Fidelity Series International Small Cap Fund	360,973,191	3,342,995	12,874,854	--	(727,647)	70,468,434	421,182,119
Fidelity Series International Value Fund	1,344,248,001	8,678,541	129,594,204	--	(31,831,096)	266,914,166	1,458,415,408
Fidelity Series Intrinsic Opportunities Fund	1,447,923,507	6,550,751	35,743,625	--	(4,679,353)	261,775,793	1,675,827,073
Fidelity Series Investment Grade Bond Fund	1,615,012,011	331,441,324	141,890,669	11,632,629	(900,657)	83,664,634	1,887,326,643
Fidelity Series Large Cap Stock Fund	1,276,467,283	5,732,250	31,718,959	--	(2,558,889)	222,697,737	1,470,619,422
Fidelity Series Large Cap Value Index Fund	350,723,921	59,040,511	9,280,346	--	(1,227,252)	46,070,204	445,327,038
Fidelity Series Long-Term Treasury Bond Index Fund	467,880,223	82,906,861	19,270,796	10,472,088	1,689,507	(14,434,682)	518,771,113
Fidelity Series Opportunistic Insights Fund	717,817,047	2,953,845	36,091,529	--	183,569	181,250,990	866,113,922
Fidelity Series Overseas Fund	1,236,233,166	63,809,025	93,037,852	--	(7,779,741)	253,553,303	1,452,777,901
Fidelity Series Real Estate Income Fund	80,430,397	1,668,823	2,286,471	1,249,881	(362,337)	12,101,858	91,552,270
Fidelity Series Short-Term Credit Fund	38,699,571	396,408	59,035	233,189	(253)	1,336,623	40,373,314
Fidelity Series Small Cap Discovery Fund	142,603,303	1,240,308	3,824,946	506,710	(705,895)	45,252,563	184,565,333
Fidelity Series Small Cap Opportunities Fund	498,073,814	2,570,161	9,199,370	--	(729,994)	102,653,983	593,368,594
Fidelity Series Stock Selector Large Cap Value Fund	936,560,982	66,238,849	17,824,070	--	(823,414)	143,795,231	1,127,947,578
Fidelity Series Value Discovery Fund	697,006,295	57,694,089	17,850,231	--	(1,929,874)	120,335,014	855,255,293
	$19,531,378,263	$1,480,040,230	$1,833,518,116	$29,195,563	$37,330,652	$3,472,261,548	$22,687,557,608

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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